Issued Capital (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Issued Capital [Abstract]
Schedule of Issued and Paid Up Capital
	2026 Number	2026 A$
(a) Issued and paid up capital
Fully paid ordinary shares	2,239,650,858	124,880,846

(a)	Issued and paid up capital

	2025 $	2024 $

Fully paid ordinary shares	37,325,655	33,346,081
	37,325,655	33,346,081

Schedule of Movements in Fully Paid Shares
	Number	A$
(b) Movements in fully paid shares
Balance at 30 June 2024	1,610,021,807	33,346,081

Share Consolidation[1]	(1,408,768,931)	-

Shares on issue post consolidation	201,252,876

Share Placements	284,855,805	3,346,307

Shares issued as director remuneration	62,500,000	687,500

Fair value of shares issued for project acquisition	27,909,091	279,091

Fair value of shares issued for services / fees	80,579,546	792,444

Options exercised	892,969	16,073

Performance rights exercised	136,250	6,540

Capital raising costs	-	(1,148,381)

Balance at 30 June 2025	658,126,537	37,325,655

Share Placements	653,953,279	33,816,693

Fair value of shares issued for Horse Heaven project acquisition	581,812,889	44,686,382

Fair value of shares issued for services / fees	43,990,000	1,508,000

Share options exercised	184,671,503	3,341,342

Performance rights exercised	117,096,650	9,358,644

Capital raising transaction costs	-	(5,155,870)

Balance at 30 June 2026	2,239,650,858	124,880,846

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.

(b)	Movements in fully paid shares

	Number	$

Balance at 30 June 2023	157,161,476	32,614,902

Fair value of shares issued as director remuneration	43,750,000	700,037

Option and rights exercise (including fair value of options and rights exercised)	341,250	31,320

Capital raising costs	-	(178)

Balance at 30 June 2024	201,252,726	33,346,081

Share consolidation rounding adjustment	150	-

Shares on issue post consolidation	201,252,876	-

Share placements	284,855,805	3,346,307

Shares issued as director remuneration	62,500,000	687,500

Fair value of share issued for project acquisition	27,909,091	279,091

Fair value of shares issued for services / fees	80,579,546	792,444

Option and rights exercise (including fair value of options and rights exercised)	1,029,219	22,613

Capital raising costs	-	(1,148,381)

Balance at 30 June 2025	658,126,537	37,325,655